Weighted Average Shares Outstanding (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average shares outstanding
Weighted average shares outstanding - basic	1,406.7	1,509.3	1,517.8
Net effect of common stock equivalents	0	9.7	0
Weighted average shares outstanding - assuming dilution	1,406.7	1,519.0	1,517.8